Income Taxes (Current and Deferred) - Schedule of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Deferred tax assets	€ 993	€ 877
Deferred tax liabilities	(265)	(293)
Total	€ 728	€ 584